Equity, net - Capital stock structure (Details) - Sociedad Minera Cerro Verde S.A.A. [Member]	12 Months Ended
Dec. 31, 2021 shareholder
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	2,304
Percentage of equity interest	100.00%
Up to 1.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	2,300
Percentage of equity interest	4.80%
From 1.01 to 20.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	2
Percentage of equity interest	20.64%
From 20.01 to 30.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	1
Percentage of equity interest	21.00%
From 30.01 to 60.00 [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shareholders	1
Percentage of equity interest	53.56%